Accounts Receivable, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Related Party [Member]
Accounts Receivable, Net [Line Items]
Expected credit loss	$ 8,564,032	$ 8,313,672	$ 2,795,662